Associated companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Net income statement effect	$ 673	$ 659	$ 6,438
Other comprehensive income effect	(56)	(94)	(482)
Total comprehensive income effect	617	565	5,956
Recycling of the Novartis share of other comprehensive income from associated companies			(511)
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Net income statement effect	677	662	526
Other comprehensive income effect	(56)	(94)	75
Total comprehensive income effect	621	568	601
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Net income statement effect			5,910
Other comprehensive income effect			(557)
Total comprehensive income effect			5,353
Others
Disclosure of associates [line items]
Net income statement effect	(4)	(3)	2
Total comprehensive income effect	$ (4)	$ (3)	$ 2